Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000144189 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144189 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144189 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144189 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144189 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144189 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189713 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000189713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000189713 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189713 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189713 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189713 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189713 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189714 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000189714 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000189714 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189714 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189714 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189714 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189714 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144191 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144191 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144191 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144191 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144191 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144191 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144191 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144192 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144192 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144192 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144192 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144192 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144192 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144192 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144193 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144193 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144193 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144193 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144193 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144193 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144193 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144190 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144190 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144190 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144190 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144190 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144190 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144190 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000144194 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000144194 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144194 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144194 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144194 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144194 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144194 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000194401 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000194401 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000194401 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194401 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194401 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000194401 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000194401 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109545 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000109545 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000109545 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109545 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109545 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109545 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109545 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000109545 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109545 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000109545 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109545 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109545 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109545 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189710 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000189710 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000189710 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189710 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189710 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189710 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189710 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000189710 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000189710 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000189710 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189710 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189710 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189710 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189711 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000189711 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000189711 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189711 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189711 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000189711 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000189711 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000189711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000189711 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000189711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189711 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000189711 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000189711 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109547 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000109547 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000109547 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109547 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109547 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109547 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109547 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000109547 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109547 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000109547 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109547 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109547 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109547 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109548 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000109548 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000109548 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109548 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109548 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109548 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109548 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000109548 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109548 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000109548 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109548 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109548 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109548 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109549 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000109549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000109549 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109549 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109549 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109549 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109549 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000109549 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109549 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000109549 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109549 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109549 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109549 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109546 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000109546 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000109546 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109546 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109546 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109546 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000109546 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000109546 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000109546 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000109546 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109546 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109546 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109546 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131612 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000131612 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000131612 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131612 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131612 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131612 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131612 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000131612 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000131612 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000131612 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131612 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131612 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131612 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000194400 [Member] | Sovereign Governments and Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000194400 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000194400 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194400 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194400 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000194400 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194400 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000194400 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000194400 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000194400 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000194400 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194400 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194400 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%